Trade Accounts Receivable, Net - Summary of Past Due Accounts Receivable (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets past due but not impaired [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable, net	$ 217.8	$ 219.7
Financial assets past due but not impaired [member] | Not later than three months [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable, net	13.6	16.4
Financial assets past due but not impaired [member] | From 91 to 180 days [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable, net	4.6	2.0
Financial assets past due but not impaired [member] | More than 180 days [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable, net	7.7	7.5
Financial asset not past due and not impaired [Member]
Disclosure of trade accounts receivables [line items]
Not due	$ 191.9	$ 193.8